Commissions and banking fees (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commissions And Banking Fees
Credit and debit cards	R$ 20,076	R$ 21,177	R$ 19,989
Current account services	6,379	6,877	7,528
Asset management	6,539	5,792	5,872
Funds	4,983	4,395	4,952
Consortia	1,556	1,397	920
Credit operations and financial guarantees provided	2,782	2,544	2,539
Credit operations	1,171	1,100	1,185
Financial guarantees provided	1,611	1,444	1,354
Collection services	2,126	2,031	1,971
Advisory services and brokerage	4,920	3,596	3,348
Custody services	641	602	617
Other	3,608	3,112	2,702
Total	R$ 47,071	R$ 45,731	R$ 44,566